Investments in Associates - Soto Norte Narrative (Details) - Soto Norte - USD ($) $ in Millions			12 Months Ended
	Jun. 28, 2024	Apr. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2023
Disclosure of associates [line items]
Additional interest in associate	0.31
Percentage of ownership	51.00%	20.00%	0.00%	20.00%
Soto Norte Note
Disclosure of associates [line items]
Borrowings, interest rate					7.50%
Soto Norte Note | Effective Interest Rate
Disclosure of associates [line items]
Borrowings, interest rate					11.87%
Aris Gold
Disclosure of associates [line items]
Purchase of interest in associate, payment tranche amount		$ 50